Employee Benefit Obligations - General (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) plan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 item
Defined Benefit Plan Liability
Underfunded defined benefit pension liabilities	$ 945.0	$ 963.0
Less current portion	(27.0)	(25.0)
Long-term defined benefit pension liabilities	918.0	938.0
Long-term retiree medical liabilities	196.0	208.0
Deferred compensation plans	275.0	272.0
Other	74.0	79.0
Total employee benefit obligations	1,463.0	1,497.0
Retirement Benefits, Description [Abstract]
Aggregated expense for multi-employer defined benefit plans	133.0
Amounts recognized in the consolidated balance sheets
Long-term pension assets	504.0	147.0
Multiemployer Plans
Retirement Benefits, Description [Abstract]
Aggregated expense for multi-employer defined benefit plans		$ 2.0
Imposition of nondeductible excise tax, if a multiemployer defined benefit pension plan fails to satisfy certain minimum funding requirements (as a percent)		5.00%
Rexam Pension Plan | Rexam
Retirement Benefits, Description [Abstract]
Number of defined benefit plans acquired | item				11
Rexam Retiree Medical Plan | Rexam
Retirement Benefits, Description [Abstract]
Number of defined benefit plans acquired | item				2
Defined Benefit Pension Plans
Retirement Benefits, Description [Abstract]
Aggregated expense for multi-employer defined benefit plans	135.0	$ 169.0	$ 96.0
Amounts recognized in the consolidated balance sheets
Long-term pension assets	504.0	147.0
Defined benefit pension liabilities	(945.0)	(963.0)
Net amount recognized	$ (441.0)	(816.0)
Defined Benefit Pension Plans | Multiemployer Plans
Retirement Benefits, Description [Abstract]
Number of defined benefit plans acquired | plan	3
Other post retirement benefits
Retirement Benefits, Description [Abstract]
Aggregated expense for multi-employer defined benefit plans	$ 6.0	7.0	7.0
U.S. | Defined Benefit Pension Plans
Retirement Benefits, Description [Abstract]
Aggregated expense for multi-employer defined benefit plans	132.0	81.0	74.0
Amounts recognized in the consolidated balance sheets
Defined benefit pension liabilities	(641.0)	(679.0)
Net amount recognized	(641.0)	(679.0)
Annuitized Unfunded Obligation	34.0	33.0
Annuitized Unfunded Corresponding Asset	34.0
U.S. | Defined Benefit Pension Plans | Other current assets
Amounts recognized in the consolidated balance sheets
Annuitized Unfunded Corresponding Asset	3.0
U.S. | Defined Benefit Pension Plans | Other Assets
Amounts recognized in the consolidated balance sheets
Annuitized Unfunded Corresponding Asset	31.0	33.0
Foreign | Defined Benefit Pension Plans
Retirement Benefits, Description [Abstract]
Aggregated expense for multi-employer defined benefit plans	3.0	88.0	$ 22.0
Amounts recognized in the consolidated balance sheets
Long-term pension assets	504.0	147.0
Defined benefit pension liabilities	(304.0)	(284.0)
Net amount recognized	$ 200.0	$ (137.0)